Operating Segments and Geographic Area Information - Net Sales to External Customers in Each of Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 691,956	$ 648,638	$ 634,197	$ 641,625	$ 687,596	$ 661,226	$ 684,894	$ 711,704	$ 2,616,416	[1]	$ 2,745,420	[1]	$ 2,869,005	[1]
Performance Chemicals
Segment Reporting Information [Line Items]
Net sales									1,430,652		1,506,960		1,586,246
Performance Chemicals | Fire Safety Solutions
Segment Reporting Information [Line Items]
Net sales									620,972		665,293		780,541
Performance Chemicals | Specialty Chemicals
Segment Reporting Information [Line Items]
Net sales									520,998		519,606		515,511
Performance Chemicals | Fine Chemistry Services
Segment Reporting Information [Line Items]
Net sales									288,682		322,061		290,194
Catalyst Solutions
Segment Reporting Information [Line Items]
Net sales									1,185,764		1,238,460		1,282,759
Catalyst Solutions | Refinery Catalyst Solutions
Segment Reporting Information [Line Items]
Net sales									768,837		794,933		851,482
Catalyst Solutions | Performance Catalyst Solutions
Segment Reporting Information [Line Items]
Net sales									232,769		273,015		265,381
Catalyst Solutions | Antioxidants
Segment Reporting Information [Line Items]
Net sales									$ 184,158		$ 170,512		$ 165,896

[1]	No sales in a foreign country exceed 10% of total net sales. Also, net sales are attributed to countries based upon shipments to final destination.